Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Grant Price		$ 0.05
AgeX Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Grant Price	$ 26.73	$ 27.76
Expected life (in years)	5 years 1 month 24 days	5 years 6 months 29 days
Risk-free interest rates	4.12%	1.74%
Volatility	118.12%	130.71%
Dividend yield